VANECK AA-BB CLO ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Par
(000's) Value
GOVERNMENT OBLIGATION : 47.7%
(Cost: $11,978,883)
United States : 47.7%
United States Treasury Bill
4.59%, 10/15/24 12,000 $ 11,978,028
Underline
Par
(000's) Value
COLLATERALIZED LOAN OBLIGATIONS :
87.3%
: 87.3%
Bain Capital Credit CLO
2021-2 Ltd. 144A
6.65% (Term SOFR USD 3
Month+2.00%), 07/16/34 1,250 1,253,358
7.75% (Term SOFR USD 3
Month+3.10%), 07/16/34 1,250 1,254,933
BlueMountain CLO XXVIII
Ltd. 144A
8.46% (Term SOFR USD 3
Month+3.16%), 04/15/34 1,500 1,480,349
BlueMountain CLO XXXII Ltd.
144A
12.16% (Term SOFR USD 3
Month+6.86%), 10/15/34 3,250 3,185,142
Fort Washington CLO 2019-1
144A
6.52% (Term SOFR USD 3
Month+1.90%), 10/20/37 1,250 1,251,563
6.92% (Term SOFR USD 3
Month+2.30%), 10/20/37 1,250 1,253,125
Madison Park Funding LVII
Ltd. 144A
8.05% (Term SOFR USD 3
Month+2.95%), 07/27/34 1,500 1,501,999
POLUS US CLO I Ltd. 144A
6.53% (Term SOFR USD 3
Month+1.90%), 10/20/37 1,250 1,251,563
7.03% (Term SOFR USD 3
Month+2.40%), 10/20/37 1,250 1,253,125
Sound Point CLO XXIX Ltd.
144A
9.05% (Term SOFR USD 3
Month+3.76%), 04/25/34 3,500 3,481,117
Sound Point CLO XXVI Ltd.
144A
8.89% (Term SOFR USD 3
Month+3.61%), 07/20/34 1,000 983,366
Sound Point CLO XXXI Ltd.
144A
8.80% (Term SOFR USD 3
Month+3.51%), 10/25/34 1,250 1,223,125
Whitebox CLO III Ltd. 144A
6.36% (Term SOFR USD 3
Month+1.70%), 10/15/35 1,250 1,251,563
6.56% (Term SOFR USD 3
Month+1.90%), 10/15/35 1,250 1,253,125
Underline
Total Collateralized Loan Obligations
(Cost: $21,830,056) 21,877,453
Total Investments: 135.0%
(Cost: $33,808,939) 33,855,481
Liabilities in excess of other assets:
(35.0)% (8,776,387)
NET ASSETS: 100.0% $ 25,079,094
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $21,877,453, or 87.2% of net assets.
*
See Schedule of Investments for geographic sectors.